RELATED PARTIES (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Yehuda Kahane [Member]
Related Party Transaction [Line Items]
Monthly cost	$ 4,000
Aggregate amounts paid	61,000		$ 65,000	$ 52,000
NIS [Member] | Yehuda Kahane [Member]
Related Party Transaction [Line Items]
Monthly cost | ₪		₪ 15,000
Izzy Sheratzky [Member]
Related Party Transaction [Line Items]
Monthly cost | ₪		₪ 225,000
Monthly cost Plus VAT	$ 60,000
Term of agreement	3 years	3 years
Additional term of agreement	3 years	3 years
Notice required to terminate agreement	180 days	180 days
Vacation and sick days	25 days	25 days
Eyal Sheratzky [Member]
Related Party Transaction [Line Items]
Monthly cost | ₪		₪ 175,000
Monthly cost Plus VAT	$ 47,000
Term of agreement	3 years	3 years
Additional term of agreement	3 years	3 years
Notice required to terminate agreement	180 days	180 days
Vacation and sick days	25 days	25 days
Nir Sheratzky [Member]
Related Party Transaction [Line Items]
Monthly cost | ₪		₪ 175,000
Monthly cost Plus VAT	$ 47,000
Term of agreement	3 years	3 years
Additional term of agreement	3 years	3 years
Notice required to terminate agreement	180 days	180 days
Vacation and sick days	25 days	25 days
Gil Sheratzky [Member]
Related Party Transaction [Line Items]
Monthly cost | ₪		₪ 125,000
Monthly cost Plus VAT	$ 33,000
Term of agreement	3 years	3 years
Additional term of agreement	3 years	3 years
Notice required to terminate agreement	180 days	180 days
Vacation and sick days	25 days	25 days
Tzivtit Insurance [Member]
Related Party Transaction [Line Items]
Related party commission from insurance company	$ 95,000		53,000	$ 96,000
Tzivtit Insurance [Member] | NIS [Member]
Related Party Transaction [Line Items]
Related party commission from insurance company | ₪		₪ 340,000
Tzivtit Insurance [Member] | Basic Insurance Policies [Member]
Related Party Transaction [Line Items]
Payments for insurance policies	311,000		327,000
Tzivtit Insurance [Member] | Directors And Officers Liability Insurance [Member]
Related Party Transaction [Line Items]
Payments for insurance policies	$ 228,000		$ 152,000